October 6, 2017

Division of Investment Management

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Capitol Series Trust (File Nos. 333-191495; 811-22895)

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Capitol Series Trust (the “Trust”) is Post-Effective Amendment No. 39 under the 1933 Act and Amendment No. 40 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (“Amendment No. 39”). The purpose of Amendment No. 39 is to add the following two new series: the Fuller & Thaler Behavioral Small-Cap Growth Fund and the Fuller & Thaler Behavioral Mid-Cap Value Fund (the “Funds”).

The Trust anticipates that this filing shall become effective on December 20, 2017 pursuant to Rule 485(a)(2) of the 1933 Act. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of Amendment No. 39. The purpose of the filing will be as follows: (1) to incorporate any comments made by the Staff on Amendment No. 39; (2) to update any missing information; (3) to incorporate the audited financial statements of the Fuller & Thaler Behavioral Small-Cap Equity Fund for the fiscal year ended September 30, 2017; and/or (4) to file updated exhibits to the Registration Statement.

If you have any questions or would like further information, please contact me at (513) 587-3447 or Maggie Bull at (513) 869-4262.

Sincerely,

/s/ Tiffany R. Franklin

Tiffany R. Franklin

Secretary

Ultimus Fund Solutions, LLC | 225 Pictoria Drive, Suite 450 | Cincinnati, OH 45246 | 513.587.3400 | fax 513.587.3450

www.ultimusfundsolutions.com